DEFERRED INCOME TAXES - Schedule of Reconciliation of Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Tax at federal rate	$ 1,176,432	$ 933,918	$ 745,787
Accrual for tax - current year	800,000	800,000	800,000
Reconciliation of income tax	376,432	133,918	(54,213)
Adjustments and unaccrued tax payments related to previous years	376,432	(61,815)	0
Differences, current year	0	72,103	(54,213)
Cumulative differences, prior year	0	(47,452)	6,671
Cumulative differences, current year	0	24,651	(47,452)
Valuation allowance	0	(24,651)	47,452
Total deferred income tax asset (liability)	$ 0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Tax at federal rate	$ 1,176,432	$ 933,918	$ 745,787